Other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pension remeasurements:
Remeasurements of defined benefit plans, Gross	€ (424)	€ 3,040	€ 624
Net change during the year, Gross	(424)	3,040	624
Remeasurements of defined benefit plans, Tax	(77)	755	140
Net change during the year, Tax	(77)	755	140
Remeasurements of defined benefit plans, Net	(347)	2,285	484
Net change during the year, Net	(347)	2,285	484
Translation differences
Exchange differences on translating foreign operations, Gross	696	1,160	(1,232)
Transfer to income statement, Gross	14	(7)
Net change during the year, Gross	710	1,153	(1,232)
Exchange differences on translating foreign operations, Tax	(1)	(2)	(1)
Net change during the year, Tax	(1)	(2)	(1)
Exchange differences on translating foreign operations, Net	697	1,162	(1,231)
Transfer to income statement, Net	14	(7)
Net change during the year, Net	711	1,155	(1,231)
Net investment hedging
Net investment hedging (losses)/gains, Gross	(127)	(249)	266
Net change during the year, Gross	(127)	(249)	266
Net investment hedging (losses)/gains, Tax	20		(42)
Net change during the year, Tax	20		(42)
Net investment hedging (losses)/gains, Net	(147)	(249)	308
Net change during the year, Net	(147)	(249)	308
Cash flow and other hedges
Net fair value (losses)/gains, Gross	(15)	(10)	1
Transfer to income statement, Gross	98	10	14
Net change during the year, Gross	83		15
Net fair value (losses)/gains, Tax	(12)		1
Transfer to income statement, Tax	27		3
Net change during the year, Tax	15		4
Net fair value (losses)/gains, Net	(3)	(10)
Transfer to income statement, Net	71	10	11
Net change during the year, Net	68		11
Financial instruments at fair value through other comprehensive income
Net fair value (losses)/gains, Gross	(264)	(25)	(213)
Transfer to income statement on loss allowance, Gross	172	19	229
Transfer to income statement on disposal, Gross	46	13	31
Net change during the year, Gross	(46)	7	47
Net fair value (losses)/gain, Tax	56		38
Transfer to income statement on loss allowance, Tax	(34)		(46)
Transfer to income statement on disposal, Tax	(9)		(6)
Net change during the year, Tax	13		(14)
Net fair value (losses)/gains, Net	(208)	(25)	(175)
Transfer to income statement on loss allowance, Net	138	19	183
Transfer to income statement on disposal, Net	37	13	25
Net change during the year, Net	(33)	7	33
Available-for-sale investments
Net fair value losses - Fair value reserve	(208)	(25)	(175)
Other (decrease)/ increase, net, Gross	(3)		3
Other (decrease)/ increase, net, Net	(3)		3
Total, Gross	193	3,951	(277)
Total, Tax	56	(753)	(115)
Other comprehensive income/(loss), net of tax	€ 249	€ 3,198	(392)
OCI impact on derecognized deferred tax			€ 94